INVESTMENTS- Hanting (Details) $ / shares in Units, $ in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2010 USD ($) shares	Dec. 31, 2010 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)
Investment transaction disclosures
Closing price of ADS (in dollars per share)				$ 371.00
Hanting
Investment transaction disclosures
Number of shares held | shares		22,049,446	22,049,446
Percentage of equity interest acquired		9.00%	9.00%
Purchase of shares, cost of share aggregate		$ 67.5	¥ 0.5
Fair value of available-for-sale investment				$ 172.0	¥ 1.1
Increase in fair value of the investment credited to other comprehensive income | ¥	¥ 0.7
Hanting | ADS
Investment transaction disclosures
Closing price of ADS (in dollars per share)				$ 31.26